Marketable debt securities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes Marketable Debt Instruments [Abstract]
Balance at beginning of the year	R$ 70,247,012	R$ 99,842,955	R$ 94,658,300
Issuances	73,765,081	59,663,420	50,313,469
Payments	(78,903,009)	(97,009,957)	(56,164,769)
Interest (Note 33)	4,606,949	7,901,199	12,212,922
Exchange differences and Others	4,910,199	(150,605)	(1,305,204)
Additions arising from acquisitions of companies	0	0	128,237
Balance at end of the year	R$ 74,626,232	R$ 70,247,012	R$ 99,842,955